Preferred Stock (Details) - $ / shares	1 Months Ended
	Jan. 24, 2017	Jan. 23, 2017	May 31, 2017	May 31, 2016
Taiwo Aimasiko [Member]
Preferred Stock (Textual)
Retired shares of common stock	150,000,000
Series B Preferred Stock [Member]
Preferred Stock (Textual)
Preferred stock designated shares		50,000,000	50,000,000	50,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, voting rights		Each share of Series B preferred stock has voting rights of 10 votes per share, and will vote alongside the common stock, not as a separate class. Each share of preferred stock can be converted into three shares of common stock at any time after a one year anniversary.
Retired shares of common stock	50,000,000